MGP Selected Quarterly Financial Results (Unaudited)	12 Months Ended
Dec. 31, 2016
MGP Selected Quarterly Financial Results (Unaudited)

NOTE 16 — MGP SELECTED QUARTERLY FINANCIAL RESULTS (UNAUDITED)

	Quarter
	First	Second	Third	Fourth	Total
	(in thousands, except per share data)
2016
Revenues	$—	$110,903	$172,499	$184,146	$467,548
Operating income (loss)	(67,970)	39,193	86,792	95,759	153,774
Net income (loss)	(67,970)	9,646	42,671	50,999	35,346
Net income (loss) attributable to Class A shareholders	—	6,953	10,591	12,394	29,938
Net income per Class A share (basic)	N/A	$0.12	$0.18	$0.22	$0.52
Net income per Class A share (diluted)	N/A	$0.12	$0.18	$0.21	$0.52
2015
Revenues	$—	$—	$—	$—	$—
Operating income (loss)	(60,753)	(61,538)	(68,775)	(70,888)	(261,954)
Net income (loss)	(60,753)	(61,538)	(68,775)	(70,888)	(261,954)
Net income (loss) attributable to Class A shareholders	—	—	—	—	—
Net income per Class A share (basic)	N/A	N/A	N/A	N/A	N/A
Net income per Class A share (diluted)	N/A	N/A	N/A	N/A	N/A

Because net income per Class A share amounts are calculated using the weighted average number of basic and dilutive Class A shares outstanding during each quarter, the sum of the per share amounts for the four quarters does not equal the total net income per Class A share amounts for the year. The following sections list certain items affecting comparability of quarterly and year-to-date results and related per share amounts. Additional information related to these items is included elsewhere in the notes to the accompanying financial statements.

For periods prior to the IPO Date, the results above represent the IPO Properties, which were controlled by MGM, and have been determined to be MGP’s and the Operating Partnership’s Predecessor for accounting purposes. The results of the Predecessor represent expenses directly attributable to the IPO Properties that have been “carved out” of MGM’s consolidated financial statements. The Predecessor did not generate any revenues.

In the second quarter of 2016, on the IPO Date the Company completed the Formation Transactions, including its initial public offering and the commencement of the Master Lease. In the third quarter of 2016, on August 1, 2016, MGM, MGP, the Operating Partnership, the Landlord and the Tenant completed the Borgata Transaction. The real estate assets related to Borgata were leased by the Landlord to the Tenant via an amendment to the Master Lease. As a result, the initial rent under the Master Lease increased by $100 million, $90 million of which relates to the base rent for the initial lease year and the remaining $10 million of which relates to the percentage rent.

There were no items affecting comparability for the year ended December 31, 2015.

MGP Operating Partnership
MGP Selected Quarterly Financial Results (Unaudited)

NOTE 17 — OPERATING PARTNERSHIP SELECTED QUARTERLY FINANCIAL RESULTS (UNAUDITED)

	Quarter
	First	Second	Third	Fourth	Total
	(in thousands, except per unit data)
2016
Revenues	$—	$110,903	$172,499	$184,146	$467,548
Operating income (loss)	(67,970)	39,193	86,792	95,759	153,774
Net income (loss)	(67,970)	9,646	42,671	50,999	35,346
Net income per Operating Partnership unit (basic)	N/A	$0.12	$0.18	$0.21	$0.52
Net income per Operating Partnership unit (diluted)	N/A	$0.12	$0.18	$0.21	$0.52
2015
Revenues	$—	$—	$—	$—	$—
Operating income (loss)	(60,753)	(61,538)	(68,775)	(70,888)	(261,954)
Net income (loss)	(60,753)	(61,538)	(68,775)	(70,888)	(261,954)
Net income per Operating Partnership unit (basic)	N/A	N/A	N/A	N/A	N/A
Net income per Operating Partnership unit (diluted)	N/A	N/A	N/A	N/A	N/A

See Note 16 for a discussion of items affecting comparability for the year ended December 31, 2016, which are the same for the Operating Partnership.